14. OTHER LONG-TERM FINANCIAL ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Long-term Financial Assets
Long-term receivables	$ 12,170	$ 12,898
Security deposits	9,789	5,910
Derivative assets (Note 27)	33,796	64,723
Other long-term financial assets	$ 55,755	$ 83,531